Summary Description of the Plan (Details) - EBP 004 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic contribution (as a percent)	3.00%
Employer matching contribution (as a percent)	50.00%
Maximum contribution matched (as a percent)	7.00%
Automatic contribution (as a percent)	7.00%
Days of employment	30 days
Maximum contributions (as a percent)	100.00%
Automatic increase in escalation (as a percent)	1.00%
Participant optional maximum increase (as a percent)	3.00%
Plan vesting period (in years)	2 years
Vesting at retirement age | year	65
Forfeitures used to offset employer contributions	$ 2,100
Forfeitures available to offset	100
Forfeitures available to pay administrative expenses and offset future contributions	400	$ 1,000
Maximum borrowing amount	$ 50
Maximum borrowing, to total account, percentage	50.00%
Maximum number of loans outstanding | loan	2
Basis spread on variable rate	1.00%
General loan, maximum borrowing term	5 years
Minimum
EBP, Description of Plan [Line Items]
Participant contribution after tax (as a percent)	1.00%
Automatic annual increase contribution rate (as a percent)	0.00%
Automatic escalation threshold (as a percent)	0.00%
Primary residence, borrowing term	5 years
Median
EBP, Description of Plan [Line Items]
Primary residence, borrowing term	10 years
Maximum
EBP, Description of Plan [Line Items]
Participant contribution after tax (as a percent)	25.00%
Automatic annual increase contribution rate (as a percent)	15.00%
Automatic escalation threshold (as a percent)	15.00%
Primary residence, borrowing term	15 years